Document and Entity Information	6 Months Ended
Mar. 31, 2025
Document and Entity Information [Abstract]
Document Type	F-1
Entity Registrant Name	NETCLASS TECHNOLOGY INC
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001927578
Amendment Flag	false